INVESTMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Investments

The following table summarizes the Company’s investment in these municipal bonds as of December 31, 2012 and March 31, 2013 (in thousands):

	December 31, 2012
	Amortized	Gross Unrealized		Estimated
	Cost	Gains	Losses	Fair Value
Due within one year	$3,666	$—	$—	$3,666

	March 31, 2013
	Amortized	Gross Unrealized		Estimated
	Cost	Gains	Losses	Fair Value
Due within one year	$1,563	$1	$—	$1,564

The following table summarizes the Company’s investment in these municipal bonds as of December 31, 2011 and 2012 (in thousands):

	December 31, 2011
	Amortized Cost	Gross Unrealized		Estimated Fair Value
		Gains	Losses
Due within one year	$10,538	$10	$(3)	$10,545
Due after one year through three years	2,500	6	—	2,506

Total	$13,038	$16	$(3)	$13,051

	December 31, 2012
	Amortized Cost	Gross Unrealized		Estimated Fair Value
		Gains	Losses
Due within one year	$3,666	$—	$—	$3,666
Due after one year through two years	—	—	—	—

Total	$3,666	$—	$—	$3,666